Loans Due From Third Parties	12 Months Ended
Dec. 31, 2019
Loan Due From Third Parties [Abstract]
LOANS DUE FROM THIRD PARTIES
10.	LOANS DUE FROM THIRD PARTIES

	December 31, 2019	December 31, 2018
Loans due from third parties (1)	$5,952,223	$-
Loans from direct loan customers (2)	4,870,838	4,934,861
Less: allowance for doubtful accounts	(4,870,838)	(2,680,077)
	$5,952,223	$2,254,784

(1)	As of December 31, 2019, the balance of loans due from third parties was mainly comprised of loans of $3,157,292 and $2,776,982 due from two third parties, and a non-interest bearing loan of $17,949 due from one third party. The two loans are due on December 31, 2020 and September 24, 2020, respectively. Both loans were fully pledged with the customer’s outstanding trade receivable and charges an interest rate of 8% from customers.

As of December 31, 2019, the Company recorded an interest receivable of $1,111,322 in the account of “other current assets” (Note 11).

(2)	All loans from direct loan customers are short-term loans that the Company has made to both business and individual customers. As of December 31, 2019 and 2018, the Company had four business loan customers, and two personal loan customers, respectively. All loans are guaranteed by third parties. Allowance for doubtful accounts is estimated on a quarterly basis based on an assessment of specific evidence indicating doubtful collection, historical experience, loan balance aging and prevailing economic conditions.

For the years ended December 31, 2019, 2018 and 2017, a net provision of $2,244,601, $2,176,216 and $565,187 were charged against the consolidated statements of operations and comprehensive income (loss), respectively. For the years ended December 31, 2019, 2018, and 2017, the Company did not charge write-offs against provisions.

Interest on loans receivable is accrued and credited to income as earned. The Company determines a loan’s past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

As of December 31, 2019, loan balance of $71,757 aged between 180 ~ 365 days, and balance of $4,799,081 aged over one year.

Movement of allowance for doubtful accounts was as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017
Balance at beginning of the year	$2,680,077	$619,910	$30,814
Provisions	2,244,601	2,233,650	565,187
Reversals	-	(57,434)	-
Foreign exchange (gain) loss	(53,840)	(116,049)	23,909
Balance at end of the year	$4,870,838	$2,680,077	$619,910